Long-term debt	6 Months Ended
Jun. 30, 2019
Long-term debt
22 Long-term debt
Long-term debt
end of	2Q19	1Q19	4Q18
Long-term debt (CHF million)
Senior	138,349	141,334	136,392
Subordinated	17,535	16,811	16,152
Non-recourse liabilities from consolidated VIEs	2,071	2,116	1,764
Long-term debt	157,955	160,261	154,308
of which reported at fair value	71,648	69,411	63,935
of which structured notes	51,145	51,735	48,064
Structured notes by product
end of	2Q19	1Q19	4Q18
Structured notes by product (CHF million)
Equity	32,149	33,076	30,698
Fixed income	14,893	14,436	13,128
Credit	3,695	3,848	3,898
Other	408	375	340
Total structured notes	51,145	51,735	48,064

Bank
Long-term debt
21 Long-term debt
Long-term debt
end of	6M19	2018
Long-term debt (CHF million)
Senior	138,421	136,445
Subordinated	16,526	15,224
Non-recourse liabilities from consolidated VIEs	2,071	1,764
Long-term debt	157,018	153,433
of which reported at fair value	70,703	63,027
of which structured notes	51,145	48,064
Structured notes by product
end of	6M19	2018
Structured notes by product (CHF million)
Equity	32,149	30,698
Fixed income	14,893	13,128
Credit	3,695	3,898
Other	408	340
Total structured notes	51,145	48,064